ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)		$ (20)
Investment Security Gains [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities		(31)
Total Before Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities		(31)
Income Tax Expense Benefit [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities		(11)
Net Of Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities		$ (20)